Supplemental Information On Oil And Gas Exploration And Production Activities (Tables)	12 Months Ended
Dec. 31, 2012
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Capitalized Costs Related To Oil And Gas Producing Activities
Capitalized Costs Related to Oil and Gas Producing Activities

	2012	2011
Proven properties	$984,795,000	$897,130,000
Unproven properties	626,295,000	132,912,000
	1,611,090,000	1,030,042,000
Accumulated depreciation, depletion, amortization and impairment reserve	(661,442,000)	(571,213,000)
Net capitalized costs	$949,648,000	$458,829,000

Costs Incurred In Oil And Gas Property Acquisition And Development Activities
Costs Incurred in Oil and Gas Property Acquisition and Development Activities

	2012	2011	2010
Acquisition	$513,904,000	$119,522,000	$17,627,000
Development of proved undeveloped properties	121,787,000	123,489,000	64,652,000
Exploratory	93,397,000	3,994,000	—
Recompletions	24,643,000	17,259,000	16,917,000
Capitalized asset retirement obligation	2,195,000	1,390,000	1,328,000
Total	$755,926,000	$265,654,000	$100,524,000

Results Of Operations For Producing Activities
The results of operations exclude general office overhead and interest expense attributable to oil and gas production.

	2012	2011	2010
Revenues	$248,601,000	$228,953,000	$127,636,000
Production costs	(53,708,000)	(47,230,000)	(31,580,000)
Depletion	(90,230,000)	(61,965,000)	(38,600,000)
	104,663,000	119,758,000	57,456,000
Income tax expense (benefit)
Current	730,000	282,000	40,000
Deferred	25,633,000	(372,000)	—
	26,363,000	(90,000)	40,000
Results of operations from producing activities	$78,300,000	$119,848,000	$57,416,000
Depletion per barrel of oil equivalent (BOE)	$35.07	$26.56	$19.54

Oil And Gas Reserves

	2012		2011		2010
	Oil	Gas	Oil	Gas	Oil	Gas
	(MBbls)	(MMcf)	(MBbls)	(MMcf)	(MBbls)	(MMcf)
Proved Reserves
Beginning of the period	16,745	15,728	19,704	16,158	17,488	14,332
Purchases in oil and gas reserves in place	—	—	2	19	3,913	3,482
Extensions and discoveries	4,880	31,265	3,940	2,091	5,574	5,303
Sales of oil and gas reserves in place	(10,604)	(11,757)	—	—	—	—
Revisions of prior reserve estimates	(382)	(357)	(4,714)	(1,662)	(5,426)	(6,171)
Current production	(2,388)	(1,108)	(2,187)	(878)	(1,845)	(788)
End of period	8,251	33,771	16,745	15,728	19,704	16,158
Proved developed reserves	5,219	18,482	7,485	6,152	7,230	6,068
Proved undeveloped reserves	3,032	15,289	9,260	9,576	12,474	10,090

Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves (Unaudited)
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves (Unaudited)

	Year ended December 31,
	2012	2011	2010
Future cash flows	$954,833,000	$1,594,050,000	$1,479,295,000
Future development and abandonment costs	(159,113,000)	(306,810,000)	(301,651,000)
Future production costs	(147,024,000)	(295,383,000)	(305,814,000)
Future production taxes	(89,175,000)	(124,739,000)	(136,323,000)
Future income taxes	(114,867,000)	(229,649,000)	(159,171,000)
Future net cash flows	444,654,000	637,469,000	576,336,000
10% discount to reflect timing of cash flows	(96,013,000)	(260,788,000)	(260,849,000)
Standardized measure of discounted future net cash flows	$348,641,000	$376,681,000	$315,487,000

Changes In Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves
Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves (Unaudited)

	Year ended December 31,
	2012	2011	2010
Sales and transfers of oil and gas produced, net of production costs	$(194,893,000)	$(181,723,000)	$(96,056,000)
Net changes in prices, production costs, and development costs	108,941,000	136,071,000	122,147,000
Acquisition of oil and gas reserves in place	—	72,000	63,043,000
Extensions and discoveries	151,654,000	107,110,000	88,227,000
Revisions of previous quantity estimates, less related production costs	(10,504,000)	(112,553,000)	(89,155,000)
Sales of reserves in place	(214,867,000)	—	—
Accretion of discount	37,668,000	31,549,000	24,077,000
Net changes in income taxes	25,585,000	(36,674,000)	(54,879,000)
Change in production rates and other	68,376,000	117,342,000	17,309,000
Total change in standardized measure of discounted future net cash flows	$(28,040,000)	$61,194,000	$74,713,000